Share capital - Non-Option Equity Instruments Rollforward (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of year	1,237	1,716
Number of units granted	1,793	2,054
Number of units vested and converted to common shares	(1,760)	(2,533)
Number of outstanding units, end of year	1,270	1,237